UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/11 is included with this Form.

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2011 (Unaudited)
Principal Amount		Value

Common Stocks — 69.0%

Consumer Discretionary — 9.7%
10,000	AutoZone, Inc. *	$2,735,600
24,000	BorgWarner, Inc. *	1,912,560
39,000	Buckle, Inc. (The)	1,575,600
5,000	Chipotle Mexican Grill, Inc. *	1,361,850
13,000	Coinstar, Inc. *	596,960
13,000	Fossil, Inc. *	1,217,450
17,000	Genuine Parts Co.	911,880
54,000	Guess?, Inc.	2,124,900
87,000	Johnson Controls, Inc.	3,616,590
83,000	LKQ Corp. *	2,000,300
28,000	O’Reilly Automotive, Inc. *	1,608,880
28,000	Phillips-Van Heusen Corp.	1,820,840
2,000	Priceline.com, Inc. *	1,012,880
6,000	Signet Jewelers Ltd. *	276,120
6,700	Strayer Education, Inc.	874,283
44,000	TJX Companies, Inc. (The)	2,188,120
34,000	TRW Automotive Holdings Corp. *	1,872,720
21,000	Tupperware Brands Corp.	1,253,910
29,000	Warnaco Group, Inc. (The) *	1,658,510
38,000	WMS Industries, Inc. *	1,343,300
30,000	Wolverine World Wide, Inc.	1,118,400
42,000	Yum! Brands, Inc.	2,157,960
		35,239,613

Consumer Staples — 3.4%
16,900	British American Tobacco PLC ADR	1,368,731
25,000	Church & Dwight Co., Inc.	1,983,500
13,000	Energizer Holdings, Inc. *	925,080
56,000	Flowers Foods, Inc.	1,524,880
40,500	Green Mountain Coffee Roasters, Inc. *	2,616,705
60,000	Hormel Foods Corp.	1,670,400
16,000	TreeHouse Foods, Inc. *	909,920
23,000	Whole Foods Market, Inc.	1,515,700
		12,514,916
Energy — 3.2%
11,000	Concho Resources, Inc. *	1,180,300
54,000	EQT Corp.	2,694,600
43,000	FMC Technologies, Inc. *	4,062,640
24,000	McDermott International, Inc. *	609,360
9,000	SM Energy Co.	667,710
40,950	Southern Union Co.	1,171,989
32,000	World Fuel Services Corp.	1,299,520
		11,686,119

Financials — 4.5%
6,000	Affiliated Managers Group, Inc. *	$656,220
37,000	AFLAC, Inc.	1,952,860
4,000	Arch Capital Group Ltd. *	396,760
25,000	Bank of Hawaii Corp.	1,195,500
12,500	BlackRock, Inc.	2,512,625
36,000	Eaton Vance Corp.	1,160,640
15,000	Franklin Resources, Inc.	1,876,200
28,800	Royal Bank of Canada	1,784,736
10,000	Stifel Financial Corp. *	717,900
26,000	T. Rowe Price Group, Inc.	1,726,920
11,284	Toronto-Dominion Bank (The)	999,650
46,000	Wells Fargo & Co.	1,458,200
		16,438,211
Health Care — 11.0%
34,000	Alexion Pharmaceuticals, Inc. *	3,355,120
17,400	Allergan, Inc.	1,235,748
8,000	C.R. Bard, Inc.	794,480
12,000	Cerner Corp. *	1,334,400
50,000	DENTSPLY International, Inc.	1,849,500
12,000	Edwards Lifesciences Corp. *	1,044,000
14,000	Emergency Medical Services Corp. Class A *	890,260
4,000	Endo Pharmaceuticals Holdings, Inc. *	152,640
94,000	Express Scripts, Inc. *	5,227,340
1,400	Fresenius Medical Care AG & Co. KGaA
	ADR	94,528
52,000	Henry Schein, Inc. *	3,648,840
43,000	IDEXX Laboratories, Inc. *	3,320,460
35,000	Illumina, Inc. *	2,452,450
6,000	Intuitive Surgical, Inc. *	2,000,760
21,000	Mettler-Toledo International, Inc. *	3,612,000
10,000	Novo Nordisk A/S ADR	1,252,300
35,250	Owens & Minor, Inc.	1,144,920
9,000	ResMed, Inc. *	270,000
16,000	SXC Health Solutions Corp. *	876,800
6,500	Techne Corp.	465,400
28,000	Teva Pharmaceutical Industries Ltd. ADR	1,404,760
32,000	Thermo Fisher Scientific, Inc. *	1,777,600
24,200	United Therapeutics Corp. *	1,621,884
9,000	West Pharmaceutical Services, Inc.	402,930
		40,229,120

1

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2011 (Unaudited)
Principal Amount	Value

Industrials — 17.6%
13,000	Acuity Brands, Inc.	$760,370
104,250	AMETEK, Inc.	4,573,447
12,000	Babcock & Wilcox Co. *	400,560
21,000	BE Aerospace, Inc. *	746,130
35,000	C.H. Robinson Worldwide, Inc.	2,594,550
32,000	Canadian National Railway Co.	2,408,640
34,000	CLARCOR, Inc.	1,527,620
23,200	Curtiss-Wright Corp.	815,248
39,200	Danaher Corp.	2,034,480
14,000	DigitalGlobe, Inc. *	392,420
23,000	Donaldson Co., Inc.	1,409,670
14,000	Eaton Corp.	776,160
29,000	EnerSys *	1,152,750
23,000	Esterline Technologies Corp. *	1,626,560
16,000	Flowserve Corp.	2,060,800
22,000	General Dynamics Corp.	1,684,320
50,000	Geo Group, Inc. (The) *	1,282,000
42,000	IDEX Corp.	1,833,300
19,000	IHS, Inc. Class A *	1,686,250
57,000	ITT Corp.	3,422,850
15,000	J.B. Hunt Transport Services, Inc.	681,300
40,000	Kansas City Southern *	2,178,000
11,000	Kirby Corp. *	630,190
21,000	L-3 Communications Holdings, Inc.	1,644,510
34,000	Lennox International, Inc.	1,787,720
20,000	Navistar International Corp. *	1,386,600
25,000	Polypore International, Inc. *	1,439,500
63,500	Republic Services, Inc.	1,907,540
18,000	Rockwell Collins, Inc.	1,166,940
29,000	Roper Industries, Inc.	2,507,340
36,000	Stericycle, Inc. *	3,192,120
17,000	Toro Co. (The)	1,125,740
19,000	TransDigm Group, Inc. *	1,592,770
36,000	United Technologies Corp.	3,047,400
14,000	URS Corp. *	644,700
13,600	Valmont Industries, Inc.	1,419,432
13,000	W.W. Grainger, Inc.	1,789,840
76,500	Waste Connections, Inc.	2,202,435
24,000	Woodward Inc.	829,440
		64,361,642

Information Technology — 9.1%
17,000	Accenture PLC Class A	$934,490
13,000	Acme Packet, Inc. *	922,480
48,000	Amphenol Corp. Class A	2,610,720
12,000	Anixter International, Inc.	838,680
19,000	ANSYS, Inc. *	1,029,610
4,000	Apple, Inc. *	1,393,800
70,000	Aruba Networks, Inc. *	2,368,800
7,000	Blackboard, Inc. *	253,680
18,000	Cavium Networks, Inc. *	808,740
23,000	Check Point Software Technologies Ltd. *	1,174,150
37,000	Cognizant Technology Solutions Corp.
	Class A *	3,011,800
8,000	CommVault Systems, Inc *	319,040
22,000	Concur Technologies, Inc. *	1,219,900
31,400	Dolby Laboratories, Inc. Class A *	1,545,194
18,800	Equinix, Inc. *	1,712,680
21,000	FactSet Research Systems, Inc.	2,199,330
32,000	Informatica Corp. *	1,671,360
27,000	Oracle Corp.	900,990
14,000	Rovi Corp. *	751,100
18,400	Salesforce.com, Inc. *	2,457,872
20,000	Solera Holdings, Inc.	1,022,000
22,000	Teradata Corp. *	1,115,400
32,000	TIBCO Software, Inc. *	872,000
6,000	VeriFone Systems, Inc. *	329,700
15,000	VMware, Inc. Class A *	1,223,100
11,400	Wright Express Corp. *	590,976
		33,277,592
Materials — 7.8%
17,000	Air Products & Chemicals, Inc.	1,533,060
15,000	Airgas, Inc.	996,300
32,200	Albemarle Corp.	1,924,594
30,000	AptarGroup, Inc.	1,503,900
28,000	Ball Corp.	1,003,800
27,500	Celanese Corp. Series A	1,220,175
29,000	Crown Holdings, Inc. *	1,118,820
65,000	Ecolab, Inc.	3,316,300
22,000	FMC Corp.	1,868,460
19,000	Greif, Inc. Class A	1,242,790
17,500	Lubrizol Corp. (The)	2,344,300
6,000	NewMarket Corp.	949,320
32,000	Praxair, Inc.	3,251,200
20,000	Rockwood Holdings, Inc. *	984,400
19,000	Scotts Miracle-Gro Co. (The) Class A	1,099,150
48,400	Sigma-Aldrich Corp.	3,080,176
24,000	Valspar Corp. (The)	938,400
		28,375,145
Telecommunication Services — 1.6%
46,000	American Tower Corp. Class A *	2,383,720
42,000	Crown Castle International Corp. *	1,787,100
44,000	SBA Communications Corp. Class A *	1,745,920
		5,916,740

2

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2011 (Unaudited)
Principal Amount	Value

Utilities — 1.1%
20,600	ITC Holdings Corp.	$1,439,940
7,000	Questar Corp.	122,150
21,000	South Jersey Industries, Inc.	1,175,370
34,000	Wisconsin Energy Corp.	1,037,000
		3,774,460
	Total Common Stocks
	(Cost $138,132,243)	251,813,558

Principal Amount		Value

U.S. Government Agency Obligations — 11.8%
$5,000,000	Federal Farm Credit Bank, 1.50%,
	12/8/14	4,945,805
4,000,000	Federal Home Loan Banks, 1.38%,
	5/16/11	4,006,372
4,000,000	Federal Home Loan Banks, 1.25%,
	6/16/14	3,947,328
829,575	Federal Home Loan Mortgage Corp.,
	4.00%, 12/15/13	843,784
186,092	Federal Home Loan Mortgage Corp.,
	5.00%, 1/1/21	199,006
43,131	Federal Home Loan Mortgage Corp.,
	5.00%, 10/1/21	46,026
71,786	Federal Home Loan Mortgage Corp.,
	5.00%, 10/1/21	76,603
189,295	Federal Home Loan Mortgage Corp.,
	5.00%, 11/1/21	201,997
195,939	Federal Home Loan Mortgage Corp.,
	5.50%, 4/15/22	203,224
2,354,901	Federal Home Loan Mortgage Corp.,
	4.50%, 6/15/23	2,440,577
1,185,344	Federal Home Loan Mortgage Corp.,
	5.50%, 3/15/24	1,247,791
1,384,814	Federal Home Loan Mortgage Corp.,
	4.50%, 10/15/27	1,454,787
1,345,155	Federal National Mortgage Association,
	5.00%, 11/1/34	1,416,493
11,000,000	Federal National Mortgage Association
	TBA, 4.50%, 4/15/41	11,194,216
708,203	Government National Mortgage
	Association, 5.50%, 1/15/36	768,916
2,721,106	Government National Mortgage
	Association, 4.25%, 2/20/37	2,829,440
6,654,978	Government National Mortgage
	Association, 5.50%, 8/20/37	7,207,480
	Total U.S. Government Agency
	Obligations
	(Cost $42,210,851)	43,029,845

U.S. Treasury Obligations — 7.1%
6,000,000	U.S. Treasury Notes, 1.00%, 8/31/11	6,020,628
10,000,000	U.S. Treasury Notes, 1.00%, 9/30/11	10,040,230
3,596,610	U.S. Treasury Notes, 1.88%, 7/15/13 (1)	3,890,241
4,000,000	U.S. Treasury Bonds, 6.13%, 11/15/27	4,941,248

Principal Amount		Value
$1,000,000	U.S. Treasury Bonds, 4.50%, 5/15/38	$1,002,969
	Total U.S. Treasury Obligations
	(Cost $24,525,419)	25,895,316

Corporate Bonds & Notes — 7.7%

Basic Materials — 0.5%
1,000,000	EI du Pont de Nemours & Co., 3.25%,
	1/15/15	1,037,012
1,000,000	PPG Industries, Inc., 1.90%, 1/15/16	947,471
		1,984,483
Communications — 0.9%
1,000,000	AT&T, Inc., 2.50%, 8/15/15	992,580
2,000,000	BellSouth Corp., 5.20%, 9/15/14	2,186,748
		3,179,328
Consumer, Cyclical — 0.2%
1,000,000	Lowe’s Cos, Inc., 2.13%, 4/15/16	975,965
		975,965
Consumer, Non-cyclical — 1.1%
1,000,000	Campbell Soup Co., 3.05%, 7/15/17	1,003,124
2,000,000	Coca-Cola Co. (The), 1.50%, 11/15/15	1,914,234
1,000,000	Pfizer, Inc., 5.35%, 3/15/15	1,116,022
		4,033,380
Energy — 0.9%
1,000,000	ConocoPhillips, Fixed, 4.60%, 1/15/15	1,089,834
1,000,000	NextEra Energy Capital Holding, Inc.,
	2.55%, 11/15/13	1,017,625
1,000,000	Halliburton Co., Fixed, 6.15%, 9/15/19	1,148,899
		3,256,358
Financial — 2.7%
2,000,000	JPMorgan Chase & Co., 3.45%, 3/1/16	1,992,858
1,000,000	Goldman Sachs Group, Inc. (The), 0.76%,
	3/22/16 (2)	964,150
1,000,000	General Electric Capital Corp., 0.51%,
	5/11/16 (2)	956,892
6,000,000	SLM Corp., 3.12%, 4/1/14 (2)	5,863,680
		9,777,580
Industrial — 1.1%
1,000,000	Noble Holding International Ltd., 3.05%,
	3/1/16	991,383
1,000,000	Praxair, Inc., 5.20%, 3/15/17	1,104,687
1,000,000	Cooper Industries PLC, Fixed, 2.38%,
	1/15/16	981,517
1,000,000	Boeing Co. (The), Fixed, 3.50%, 2/15/15	1,048,557
		4,126,144

3

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2011 (Unaudited)
Principal Amount	Value

Technology — 0.3%
$1,000,000	Hewlett-Packard Co., 2.20%, 12/1/15	$982,121
		982,121
	Total Corporate Bonds & Notes
	(Cost $28,133,241)	28,315,359
	Total Investments — 95.6%
	(Cost $233,001,754)	$349,054,078

Short-Term Investments — 8.2%

Repurchase Agreements — 8.2%
30,000,000	With Morgan Stanley, 0.06%, dated
	03/31/11, due 04/01/11, delivery value
	$30,000,050 (collateralized by
	$30,235,000 U.S. Treasury Notes
	1.3750% due 03/15/13, with a value of
	$30,583,771)	30,000,000
	Total Short-Term Investments
	(Cost $30,000,000)	30,000,000
Excess Of Liabilities Over Cash And Other Assets — (3.8%)		(14,025,227)
Net Assets (3) —100.0%		$365,028,851
Net Asset Value Per Outstanding Share ($365,028,851 ÷ 19,201,580 shares outstanding)		$19.01
*	Non-income producing.

(1)	Treasury Inflation-Protection Security (TIPS)

(2)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.

(3)
For federal income tax purposes, the aggregate cost was $263,001,754, aggregate gross unrealized appreciation was $117,098,367, aggregate gross unrealized depreciation was $1,046,043 and the net unrealized appreciation was  $116,052,324.

ADR	American Depositary Receipt.
TBA	To Be Announced

4

The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Trust’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets
Common Stocks	$251,813,558	$0	$0	$251,813,558
U.S. Government Agency Obligations	0	43,029,845	0	43,029,845
U.S. Treasury Obligations	0	25,895,316	0	25,895,316
Corporate Bonds & Notes	0	28,315,359	0	28,315,359
Short-Term Investments	0	30,000,000	0	30,000,000

Total Investments in Securities	$251,813,558	$127,240,520	$0	$379,054,078

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended March 31, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended March 31, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 20, 2011